Related Party Transactions (Details) - Schedule of amounts due from related parties - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties		$ 7,422	$ 373,268
Quantum Infosec Inc [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[1],[2]	357
Guardforce TH Group Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[1]	6,593	6,026
Guardforce AI Technology Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[1]	236
Guardforce AI Service Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[1]	236
Bangkok Bank Public Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[3]		443
Guardforce Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[4]		20,647
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[5]		$ 346,152

[1]	Amounts due from Quantum Infosec Inc, Guardforce TH Group Company Limited, Guardforce AI Technology Limited, Guardforce AI Service Limited were business advances for operational purposes.
[2]	Quantum Infosec Inc is related with the Company since March 2021 when the Company acquired Handshake. Quantum owns 49% of Handshake and the shareholders of Quantum are the directors of Handshake.
[3]	Amounts due from Bangkok Bank Public Company Limited represents trade receivables for service provided by the Company.
[4]	Amounts due from Guardforce Limited represents primarily trade receivables for the sale of robots. The balance was fully settled in January 2021.
[5]	Amounts due from Shenzhen Intelligent Guardforce Robot Technology Co., Limited comprised of $187,665 advance to suppliers for the purchase of robots and $158,487 commission receivable.